Summary of Significant Accounting Policies - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total research and development	[1]	$ 121,199	$ 73,107
Research and development trials and consumables expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total research and development		84,578	36,680
Payroll and personnel expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total research and development		26,616	24,077
Facilities and other expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total research and development		$ 10,005	$ 12,350

[1]	Research and development expenses include related party amounts of $849 and $8,917 for the years ended December 31, 2025 and 2024, respectively.